LVIP American International Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	14,441,278	$313,664,549
Total Investment Company (Cost $242,104,747)		313,664,549

TOTAL INVESTMENTS–100.06% (Cost $242,104,747)	313,664,549
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(177,634)
NET ASSETS APPLICABLE TO 20,671,495 SHARES OUTSTANDING–100.00%	$313,486,915

✢Class 1 shares.
LVIP American International Fund–1